LOANS, FINANCING, DEBENTURES AND LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LOANS, FINANCING, DEBENTURES AND LEASES
Schedule of balance of amounts payable relating to finance leases

	12.31.19	12.31.18
Nominal value payable	10,932,789	766,215
Unrealized financial expenses	(1,741,638)	(373,188)
Present value payable	9,191,151	393,027

Current	2,029,265	53,133
Non-current	7,161,886	339,894

Schedule of aging list of finance lease payable

The following is a schedule of the amounts payable on leases on December 31, 2019, settled in nominal amounts and at present value:

Year	Nominal value	Present value
	payable	payable
2020	2,098,941	2,029,265
2021	1,896,313	1,751,557
2022	1,670,508	1,470,364
2023	1,484,652	1,241,102
2024	1,086,093	856,502
2025 onwards	2,696,282	1,842,361
Total	10,932,789	9,191,151

Schedule of repayments by year of maturity

	Loans and
	financing -
	financial	Financing -			Contingent
Year	institutions	suppliers	Debentures	Leases	consideration	Total
2021	14,984	97	1,027,167	1,751,557	—	2,793,805
2022	9,996	—	1,000,000	1,470,364	—	2,480,360
2023	5	—	—	1,241,102	—	1,241,107
2024	—	—	—	856,502	—	856,502
2025 onwards	—	—	—	1,842,361	484,048	2,326,409
Total	24,985	97	2,027,167	7,161,886	484,048	9,698,183

Schedule of changes in borrowings

	Loans and			Financing -	Contingent
	financing	Debentures	Leases	suppliers	consideration	Total
Balance on 12.31.17	2,502,346	4,520,739	385,460	607,152	446,144	8,461,841
Additions	—	—	18,672	506,397	—	525,069
Government grants (Note 21)	(40)	—	—	—	—	(40)
Financial charges (Note 27)	169,771	242,415	45,501	33,169	19,542	510,398
Issue costs	—	1,471	—	—	—	1,471
Foreign exchange variation (Note 27)	28,848	—	—	—	—	28,848
Payments	(1,118,355)	(1,590,715)	(56,606)	(622,474)	—	(3,388,150)
Balance on 12.31.18	1,582,570	3,173,910	393,027	524,244	465,686	6,139,437
Initial adoption IFRS 16 (Note 2.f)	—	—	8,618,072	—	—	8,618,072
Additions	—	—	1,803,941	967,313	—	2,771,254
Government grants (Note 21)	15,787	—	—	—	—	15,787
Financial charges (Note 27)	111,013	197,386	457,985	45,940	18,362	830,686
Issue costs	—	1,400	—	—	—	1,400
Foreign exchange variation (Note 27)	(1,104)	—	—	—	—	(1,104)
Write-offs (cancellation of contracts)	—	—	(107,213)	—	—	(107,213)
Payments	(1,659,416)	(268,346)	(1,974,661)	(541,223)	—	(4,443,646)
Balance on 12.31.19	48,850	3,104,350	9,191,151	996,274	484,048	13,824,673

Summary of funding and payments

	2019				2018
		Write-offs (payments)				Write-offs (payments)
	Additions	Principal	Financial charges	Total	Additions	Principal	Financial charges	Total
Loans and financing	—	(1,564,258)	(95,158)	(1,659,416)	—	(961,687)	(156,668)	(1,118,355)
BNDES	—	(1,549,335)	(91,939)	(1,641,274)	—	(946,763)	(152,447)	(1,099,210)
BNB	—	(14,923)	(3,219)	(18,142)	—	(14,924)	(4,221)	(19,145)
Debêntures	—	(66,830)	(201,516)	(268,346)	—	(1,324,723)	(265,992)	(1,590,715)
4th issue – Series 3	—	—	—	—	—	—	(1,583)	(1,583)
1st issue – Minas Comunica	—	(25,583)	(1,761)	(27,344)	—	(24,723)	(1,082)	(25,805)
4th issue	—	(41,247)	(1,650)	(42,897)	—	(1,300,000)	(47,257)	(1,347,257)
5th issue	—	—	(135,242)	(135,242)	—	—	(149,795)	(149,795)
6th issue	—	—	(62,863)	(62,863)	—	—	(66,275)	(66,275)
Suppliers	967,313	(506,407)	(34,816)	(541,223)	506,397	(571,434)	(51,040)	(622,474)
Leases (1)	10,422,013	(1,559,165)	(415,496)	(1,974,661)	18,672	(35,375)	(21,231)	(56,606)
Total	11,389,326	(3,696,660)	(746,986)	(4,443,646)	525,069	(2,893,219)	(494,931)	(3,388,150)

Loans and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Schedule of borrowings

	Information on December 31, 2019				12.31.19			12.31.18
	Currency	Annual interest rate	Maturity	Guarantees	Current	Non-current	Total	Current	Non-current	Total

Local currency					4,126,490	9,698,183	13,824,673	1,367,551	4,675,271	6,042,822

Financial institutions (b.1)					23,865	24,985	48,850	666,213	819,742	1,485,955
BNDES FINEM	URTJLP	TJLP+ 0 to 4.08%			—	—	—	214,012	—	214,012
BNDES FINEM	URTJLP	TJLP+ 0 to 3.38%			—	—	—	184,200	122,011	306,211
BNDES FINEM	R$	5.00%			—	—	—	13,403	—	13,403
BNDES FINEM	URTJLP	TJLP+ 0 to 3.12%			—	—	—	103,486	316,269	419,755
BNDES FINEM	R$	4.00% to 6.00%			—	—	—	37,837	94,516	132,353
BNDES FINEM	R$	Selic Acum. D-2 + 2.32%			—	—	—	80,014	245,887	325,901
PSI	R$	2.5% to 5.5%	Jan-23	(1)	8,847	112	8,959	18,207	1,263	19,470
BNB	R$	7.06% to 10%	Aug-22	(2)	15,018	24,873	39,891	15,054	39,796	54,850

Suppliers (b.2)	R$	109.2% to 122.5% of CDI	Jan-21		996,177	97	996,274	524,244	—	524,244

Debentures (b.3)					1,077,183	2,027,167	3,104,350	123,961	3,049,949	3,173,910
4th issue – Series 3	R$	IPCA+4.00%	Oct-19	(3)	—	—	—	41,121	—	41,121
1st issue – Minas Comunica	R$	IPCA+0.50%	Jul-21	(3)	28,366	28,366	56,732	26,250	52,499	78,749
5th issue	R$	108.25% of CDI	Feb-22	(3)	44,504	1,998,801	2,043,305	51,233	1,997,694	2,048,927
6th issue	R$	100% of CDI + 0.24%	Nov-20	(3)	1,004,313	—	1,004,313	5,357	999,756	1,005,113

Leases (b.4)	R$	4.90% / IPCA			2,029,265	7,161,886	9,191,151	53,133	339,894	393,027

Contingent consideration (b.5)	R$	Selic			—	484,048	484,048	—	465,686	465,686

Foreign currency					—	—	—	96,615	—	96,615

Financial institutions (b.1)					—	—	—	96,615	—	96,615
BNDES FINEM	UMBND	ECM + 2.38%			—	—	—	96,615	—	96,615
Total					4,126,490	9,698,183	13,824,673	1,464,166	4,675,271	6,139,437

Guarantees:

(1)    Pledge of financed assets.

(2)    Bank guarantee provided by Banco Safra in an amount equivalent to 100% of the outstanding financing debt balance. Setting up a liquidity fund represented by financial investments in the amount equivalent to three installments of repayment referenced to the average post-grace period performance. Balances were R$13,212 and R$12,473 on December 31, 2019 and 2018, respectively.

(3)    Unsecured.

Debentures
LOANS, FINANCING, DEBENTURES AND LEASES
Schedule of borrowings

		Amounts
Issue	Issue date	Issued	Outstanding	Issue value
4th issue – Series 3 (1)	10/15/2009	810,000	—	810,000
1st issue – Minas Comunica	12/17/2007	5,550	5,550	55,500
5th issue	2/8/2017	200,000	200,000	2,000,000
6th issue	11/27/2017	100,000	100,000	1,000,000